Expected credit loss measurement - Changes to ECL models, scenarios, scenario weights and key inputs (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (2,507)	$ (2,261)	$ (1,091)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(946)
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(487)	(700)	(259)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(459)	(416)	(267)
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1,253)	(993)	(564)
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(309)	$ (153)	$ 0
Large corporate clients | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (194)
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	15.00%
Total ECL allowances and provisions	$ (952)	$ (1,095)
Mild debt crisis | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(401)	(419)
Mild debt crisis | Ship financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (28)	$ (49)
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%
Total ECL allowances and provisions	$ (2,217)	$ (2,317)
Stagflationary geopolitical crisis | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(757)	(533)
Stagflationary geopolitical crisis | Ship financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (42)	$ (50)
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%
Total ECL allowances and provisions	$ (654)	$ (832)
Baseline | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(654)	(832)
Baseline | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(247)	(282)
Baseline | Ship financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (27)	$ (46)
Asset price appreciation / inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%
Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ 49
Post-model adjustment | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(235)	$ (326)
Investment Bank | Model updates | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	68
Global Wealth Management | Model updates | Ship financing
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (17)